Leases-Group as Lessee - Future Minimum Lease Payment under Non-cancelable Operating Leases (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum rentals payable under non-cancelable operating leases	¥ 58,688	¥ 14,362
Less than one year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum rentals payable under non-cancelable operating leases	9,662	4,139
One to five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum rentals payable under non-cancelable operating leases	26,226	¥ 10,223
After five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum rentals payable under non-cancelable operating leases	¥ 22,800